Related Party Transaction - Balances and Transaction with Related Parties (Parenthetical) (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Related Party Transaction [Line Items]
Amounts due from related parties, non-current	$ 1,497	$ 930
Amounts due from related parties, current	3,586	4,116
Amounts due to related parties-current	1,995	4
Metropolis Holding China Limited [Member] | Chairman and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, non-current	1,497	930
Amounts due from related parties, current	1,096	$ 1,073
MaxEn [Member] | Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	2,490
Amounts due to related parties-current	1,992
MaxEn [Member] | Pre-operating Expenses [Member] | Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	578
MaxEn [Member] | Unpaid Consideration [Member] | Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	1,912
MaxEn [Member] | Miscellaneous Payments [Member] | Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due to related parties-current	13
MaxEn [Member] | Tuition [Member] | Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due to related parties-current	$ 1,979